Capital Stock and Warrants (Summary of Warrants Outstanding) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Oct. 16, 2018	Oct. 14, 2018	May 10, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants				1,854,262
AmpliPhi Biosciences Corporation [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	26,961,187	26,961,187
Warrants exercised		217,400	226,664
AmpliPhi Biosciences Corporation [Member] | Exercise Price 120.00 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	16,984	16,984
Exercise Price	$ 120.00	$ 120.00
Warrant Expiration Date		Mar. 01, 2019
AmpliPhi Biosciences Corporation [Member] | Exercise Price 107.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	41,872	41,872
Exercise Price	$ 107.50	$ 107.50
Warrant Expiration Date		Mar. 16, 2020
AmpliPhi Biosciences Corporation [Member] | Exercise Price 40.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	31,519	31,519
Exercise Price	$ 40.50	$ 40.50
Warrant Expiration Date		Mar. 31, 2021
AmpliPhi Biosciences Corporation [Member] | Exercise Price 22.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	106,381	106,381
Exercise Price	$ 22.50	$ 22.50
Warrant Expiration Date		Jun. 03, 2021
AmpliPhi Biosciences Corporation [Member] | Exercise Price 0.32 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	168,498	168,498
Exercise Price	$ 0.32	$ 0.32			$ 0.32	$ 0.57
Warrant Expiration Date		Nov. 22, 2021
AmpliPhi Biosciences Corporation [Member] | Exercise Price 1.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	7,920,933	7,920,933
Exercise Price	$ 1.50	$ 1.50
Warrant Expiration Date		May 10, 2022
AmpliPhi Biosciences Corporation [Member] | Exercise Price 0.40 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	17,500,000	17,500,000
Exercise Price	$ 0.40	$ 0.40
Warrant Expiration Date		Oct. 15, 2023
AmpliPhi Biosciences Corporation [Member] | Exercise Price 0.01 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants	1,175,000	1,175,000
Exercise Price	$ 0.01	$ 0.01
Warrant Expiration Date		Oct. 15, 2023
Warrants exercised	950,000
AmpliPhi Biosciences Corporation [Member] | Public Offering of Warrants and Common Stock [Member] | Pre-Funded Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price					$ 0.01		$ 0.01
Number of securities called by warrants					2,125,000		4,483,334